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Wilmington New York Municipal Bond Fund

PORTFOLIO OF INVESTMENTS

July 31, 2021 (unaudited)

Description	Par Value	Value

MUNICIPAL BONDS – 97.4%

NEW YORK – 97.4%

AIRPORT – 5.2%

Port Authority of New York & New Jersey, NY, Current Refunding Revenue Bonds, Port, Airport & Marina Improvements, (205th Series), 5.00%, 11/15/32	$1,000,000	$1,255,860

Port Authority of New York & New Jersey, NY, Current Refunding Revenue Bonds, Port, Airport & Marina Improvements, (207th Series), 5.00%, 09/15/23	2,000,000	2,201,673

TOTAL AIRPORT		$3,457,533

DEDICATED TAX – 16.2%

Hudson Yards Infrastructure Corp., NY, Current Refunding Revenue Bonds, (Series A), 5.00%, 02/15/33	1,175,000	1,436,207

New York City, NY, Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, Public Improvements, (Sub-Series A-1), 5.00%, 05/01/34	1,300,000	1,565,123

New York City, NY, Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, Public Improvements, (Sub-Series C-1), 5.00%, 11/01/25	500,000	599,595

New York State Dormitory Authority, NY, Advance Refunding Revenue Bonds, (Series D), 5.00%, 02/15/27	945,000	1,163,981

New York State Dormitory Authority, NY, Revenue Bonds, Public Improvements, (Series A), 5.00%, 03/15/32	2,000,000	2,451,756

New York State Dormitory Authority, NY, Revenue Bonds, University & College Improvements, (Series A), 4.00%, 03/15/37	1,000,000	1,219,623

New York State Urban Development Corp., NY, Advance Refunding Revenue Bonds, (Series A), 5.00%, 03/15/25	540,000	633,424

Sales Tax Asset Receivable Corp., NY, Current Refunding Revenue Bonds, (Series A), 5.00%, 10/15/31	1,500,000	1,732,152

TOTAL DEDICATED TAX		$10,801,861

DEVELOPMENT – 2.4%

New York Liberty Development Corp., NY, Refunding Revenue Bonds, (Goldman Sachs Headquarters), 5.25%, 10/01/35	1,095,000	1,600,447

EDUCATION – 4.2%

New York State Dormitory Authority, NY, Current Refunding Revenue Bonds, (Brooklyn Law School), (Series A), 5.00%, 07/01/33	1,200,000	1,520,189

New York State Dormitory Authority, NY, Refunding Revenue Bonds, School Districts Financing Program, School Improvements, (Series A), (AGM), 5.00%, 10/01/29	1,000,000	1,294,707

TOTAL EDUCATION		$2,814,896

Description	Par Value	Value

FACILITIES – 0.1%

United Nations Development Corp., NY, Revenue Bonds, Public Improvements, Prerefunded/ETM, 5.90%, 05/01/23	$80,000	$85,568

GENERAL OBLIGATIONS – 9.4%

Nassau County, NY, GO, General Improvements, AD Valorem Property Tax, (Series C), (BAM-TCRS), 5.00%, 10/01/31	545,000	678,699

Nassau County, NY, GO, Public Improvements, AD Valorem Property Tax, (Series C), (BAM-TCRS), 5.00%, 04/01/26	1,000,000	1,210,612

Nassau County, NY, GO, Public Improvements, AD Valorem Property Tax, (Series B), (BAM-TCRS), 5.00%, 04/01/32	415,000	508,748

New York City, NY, GO Unlimited, Current Refunding, (Series A-1), 5.00%, 08/01/31	1,000,000	1,340,075

Yonkers, NY, GO, Refunding Notes, AD Valorem Property Tax, (Series A), (BAM)

5.00%, 05/01/26	1,000,000	1,207,587

5.00%, 05/01/30	1,000,000	1,314,414

TOTAL GENERAL OBLIGATIONS		$6,260,135

HIGHER EDUCATION – 19.9%

Albany Capital Resource Corp., NY, Refunding Revenue Bonds, (Albany Law School of Union University Project), (Series A)

4.00%, 07/01/23	725,000	772,322

4.00%, 07/01/25	865,000	963,554

4.00%, 07/01/26	800,000	908,237

5.00%, 07/01/29	1,195,000	1,437,762

Dutchess County Local Development Corp., NY, Current Refunding Revenue Bonds, (The Culinary Institute of America), 5.00%, 07/01/32	1,040,000	1,268,317

Hempstead Town Local Development Corp., NY, Revenue Bonds, University & College Improvements, (Hofstra University Project), (Series A), 5.00%, 07/01/33	725,000	984,787

New York City Trust for Cultural Resources, NY, Current Refunding Revenue Bonds, (The Juilliard School), (Series A), 5.00%, 01/01/33	1,025,000	1,318,855

New York State Dormitory Authority, NY, Advance Refunding Revenue Bonds, (St. John’s University), (Series A) , 5.00%, 07/01/30	800,000	982,070

New York State Dormitory Authority, NY, Refunding Revenue Notes, 3rd General Resolution, (Series E), 5.00%, 05/15/27	1,740,000	1,806,684

New York State Dormitory Authority, NY, Revenue Bonds, University & College Improvements, (Series A), (NATL), 5.75%, 07/01/27	2,395,000	2,841,818

TOTAL HIGHER EDUCATION		$13,284,406

July 31, 2021 (unaudited)

2	PORTFOLIO OF INVESTMENTS

Wilmington New York Municipal Bond Fund (continued)

Description	Par Value	Value

HOUSING – 15.4%

Amherst Development Corp., NY, Advance Refunding Revenue Bonds, (UBF Facility Student Housing Corp.), (AGM), (Series A), 5.00%, 10/01/31	$1,000,000	$1,237,204

New York City, NY, Housing Development Corp., Revenue Bonds, (Series C-1A), 3.50%, 11/01/33	2,000,000	2,187,668

New York City, NY, Housing Development Corp., Revenue Bonds, (Sustainable Neighborhood Bonds), (Series B-1A)

2.45%, 05/01/31	500,000	522,965

3.10%, 11/01/34	890,000	962,776

New York State Housing Finance Agency, NY, Multi Family Revenue Bonds, Climate Bond Certified/Sustainability Bonds, (Series P), 1.60%, 11/01/24	1,000,000	1,005,003

New York State Mortgage Agency, NY, Current Refunding Revenue Bonds, (221th Series), 3.50%, 10/01/32	1,855,000	2,020,272

New York State Mortgage Agency, NY, Single Family Revenue Bonds, (223th Series), 3.50%, 04/01/49	1,180,000	1,266,639

New York State Mortgage Agency, NY, Single Family Revenue Bonds, (226th Series), 3.50%, 10/01/50	980,000	1,069,715

TOTAL HOUSING		$10,272,242

LEASE – 2.6%

Syracuse, NY, IDA, Revenue Bonds, Syracuse City School District Project, School Improvements, (Series B), (State Aid Withholding), 5.00%, 05/01/32	1,435,000	1,726,909

MEDICAL – 7.3%

New York State Dormitory Authority, NY, Advance Refunding Revenue Bonds, (NYU Hospitals Center), 5.00%, 07/01/27	2,000,000	2,263,415

New York State Dormitory Authority, NY, Current Refunding Revenue Bonds, (Montefiore Obligated Group), (Series A), 5.00%, 09/01/29	1,000,000	1,296,670

New York State Dormitory Authority, NY, Current Refunding Revenue Bonds, (North Shore-Long Island Jewish Obligated Group), (Series A), 5.00%, 05/01/24	1,160,000	1,310,297

TOTAL MEDICAL		$4,870,382

POWER – 3.2%

Long Island Power Authority, NY, Electric, Light and Power Improvements, Revenue Bonds, (Series A), 5.00%, 09/01/33	700,000	938,159

Long Island Power Authority, NY, Electric, Light and Power Improvements, Revenue Bonds, (Series B), 5.00%, 09/01/25	1,000,000	1,189,977

TOTAL POWER		$2,128,136

TRANSPORTATION – 7.0%

Metropolitan Transportation Authority, NY, Revenue Bonds, (Series D-1), 5.00%, 09/01/22	1,500,000	1,577,140

Description	Par Value	Value

Metropolitan Transportation Authority, NY, Revenue Green Bonds, (Series C-1), 5.00%, 11/15/24	$1,000,000	$1,148,751

New York State Thruway Authority, NY, Refunding Revenue Bonds, Highway Revenue Tolls, (Series K)

5.00%, 01/01/29	105,000	121,270

5.00%, 01/01/30	700,000	805,632

Triborough Bridge & Tunnel Authority, NY, Advance Refunding Revenue Bonds, Highway Revenue Tools, (Series A), 5.00%, 11/15/26	650,000	790,336

Triborough Bridge & Tunnel Authority, NY, Current Refunding Revenue Bonds, Highway Revenue Tools, (Series B), 5.00%, 11/15/29	200,000	212,293

TOTAL TRANSPORTATION		$4,655,422

UTILITIES – 1.5%

Long Island Power Authority, NY, Electric, Light and Power Improvements, Revenue Bonds, (Series A), 5.00%, 09/01/34	750,000	1,001,290

WATER – 3.0%

Buffalo Sewer Authority, NY, Sewer Improvements, Revenue Green Bonds, (BAM)

5.00%, 06/15/30	150,000	192,149

5.00%, 06/15/31	165,000	210,404

5.00%, 06/15/32	150,000	190,786

5.00%, 06/15/33	150,000	190,061

4.00%, 06/15/34	155,000	184,731

New York City Water & Sewer System, NY, Current Refunding Revenue Bonds, 2nd General Resolution, (Series EE), 5.00%, 06/15/31	750,000	1,041,076

TOTAL WATER		$2,009,207

TOTAL NEW YORK		$64,968,434

TOTAL MUNICIPAL BONDS (Cost $61,796,839)		$64,968,434

	Number of Shares

MONEY MARKET FUND – 1.5%

Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%^	1,007,881	1,007,881

TOTAL MONEY MARKET FUND (Cost $1,007,881)		$1,007,881

TOTAL INVESTMENTS – 98.9% (Cost $62,804,720)		$65,976,315

OTHER ASSETS LESS LIABILITIES – 1.1%		730,334

TOTAL NET ASSETS – 100.0%		$66,706,649

July 31, 2021 (unaudited)

PORTFOLIO OF INVESTMENTS	3

Wilmington New York Municipal Bond Fund (concluded)

The Fund follows the authoritative guidance (U.S. generally accepted accounting principles) for fair value measurements. The guidance establishes a framework for measuring fair value and a hierarchy for inputs and techniques used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs and techniques by requiring that the most observable inputs be used when available. The guidance establishes three tiers of inputs that may be used to measure fair value. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2021 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Municipal Bonds	$—	$64,968,434	$—	$64,968,434

Money Market Fund	1,007,881	—	—	1,007,881

Total	$1,007,881	$64,968,434	$—	$65,976,315

The inputs or techniques used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Additional information on the Fund’s valuation policy is included in the most recent shareholder report.

^ 7-Day net yield.

The following acronyms are used throughout this Fund:

AGM	Assured Guaranty Municipal

BAM	Build America Mutual Assurance Company

ETM	Escrowed to Maturity

GO	General Obligation

IDA	Industrial Development Authority/Agency

NATL	National Public Finance Guarantee Corporation

TCRS	Tax Credit Reporting Service

For additional information about significant accounting policies, refer to Fund’s most recent semi-annual or annual report.

July 31, 2021 (unaudited)